REVENUE - Additional Information 1 (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01	Mar. 31, 2026 USD ($)
Lyocon [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 722,401
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	9 months
Orbit [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 423,553
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years